Annual Total Returns[BarChart] - Index 500 Stock Portfolio - Index 500 Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.95%	15.76%	32.05%	13.46%	1.17%	11.73%	21.52%	(4.58%)	31.18%	18.18%